Stock-Based Compensation (Details 2) - MSOP Stock Option [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, beginning | shares	295,565
Options outstanding weighted average exercise price, beginning | $ / shares
Aggregate intrinsic value, beginning | $
Options granted | shares
Options granted weighted average exercise price | $ / shares
Options exercised | shares
Options exercised weighted average exercise price | $ / shares
Aggregate intrinsic value, exercised | $
Options cancelled, forfeited or expired | shares
Options cancelled, forfeited or expired weighted average exercise price | $ / shares
Options outstanding, ending | shares	295,565
Options outstanding weighted average exercise price, ending | $ / shares	$ 0.12
Weighted average remaining contractual term	8 months 1 day
Aggregate intrinsic value, ending | $	$ 6,468
Vested and exercisable | shares	295,565
Vested and exercisable weighted average exercise price | $ / shares	$ 0.12
Weighted average remaining contractual term, vested and exercisable	8 months 1 day
Aggregate intrinsic value, Vested and exercisable | $	$ 6,468